SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common shares, authorized		$ 125,000,000		$ 125,000,000
Common shares, par value (in dollars per share)		$ 1.00		$ 1.00
Common shares, authorized (in shares)		125,000,000		125,000,000
Common shares, issued		85,250,000		85,225,000
Share capital, shares issued (in shares)		85,250,000		85,225,000
Amortization of deferred equity contributions		3,998,000	2,679,000	13,018,000
Exercised options (in shares)		25,000
Exercise price of the options (in dollars per share)	$ 5.29
Premium on issuance of stock	$ 100,000